Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CURRENT CEO ($)	COMPENSATION ACTUALLY PAID TO CURRENT CEO ($)(1)	SUMMARY COMPENSATION TABLE TOTAL FOR FORMER CEO ($)	COMPENSATION ACTUALLY PAID TO FORMER CEO ($)(1)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOS ($)(1)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		COMPANY NET INCOME (IN MILLIONS) ($)(3)	COMPANY ADJUSTED EBITDA (IN MILLIONS) ($)(4)
							COMPANY TOTAL SHAREHOLDER RETURN ($)(2)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(2)
2025	9,757,565	10,901,916	—	—	2,717,573	3,155,673	177.17	195.61	1,076.6	3,124.6
2024	7,276,372	8,186,468	—	—	2,379,877	3,093,749	172.14	185.73	617.6	2,901.9
2023	5,755,052	6,859,562	6,297,261	6,322,894	2,402,293	3,546,176	148.75	155.77	762.8	2,523.0
2022	—	—	6,970,037	7,196,745	2,422,886	2,465,921	131.09	132.24	835.7	2,220.7
2021	—	—	7,283,867	12,134,338	2,701,713	4,321,291	133.80	139.79	618.0	1,919.2
(1)
Amounts represent compensation actually paid to our current President and CEO and former President and CEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:
	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation for President and CEO Ronald J. Mittelstaedt(5)	9,757,565	7,276,372	5,755,052	—	—
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	(5,301,060)	(4,179,963)	(2,734,688)	—	—
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	4,917,445	4,272,342	3,461,944	—	—
Fair Value of Equity Awards Granted during year that Vested during the year	—	—	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	1,246,806	613,050	215,703	—	—
Change in Fair Value of Awards Granted in Prior Years that Vested during the year	213,536	170,346	134,740	—	—
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	67,624	34,321	26,810	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—	—	—
Compensation Actually Paid for President and CEO Ronald J. Mittelstaedt	10,901,916	8,186,468	6,859,562	—	—
	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation for Former President and CEO Worthing F. Jackman	—	—	6,297,261	6,970,037	7,283,867
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	—	—	(4,179,938)	(4,260,047)	(3,723,139)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	—	—	—	5,133,731	6,608,795
Fair Value of Equity Awards Granted during year that Vested during the year	—	—	4,456,021	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	—	—	—	(497,785)	1,954,779
Change in Fair Value of Awards Granted in Prior Years that Vested during the year	—	—	(250,450)	(207,460)	(34,004)
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	—	—	—	58,269	44,040
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—	—	—
Compensation Actually Paid for Former President and CEO Worthing F. Jackman	—	—	6,322,894	7,196,745	12,134,338
(2)
Based on initial investment of  $100 and a cumulative Total Shareholder Return of the Company and the Dow Jones U.S. Waste & Disposal Services Index.

(3)
All references to “Net income” in this Proxy Statement refer to the financial statement line item “Net income attributable to Waste Connections”.

(4)
Adjusted EBITDA is a non-GAAP measure. This section should be read in conjunction with information presented in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025, under the heading “Non-GAAP Financial Measures”, which includes a reconciliation of the non-GAAP financial measures used in this Proxy Statement to GAAP financial measures.

(5)
On April 23, 2023, Mr. Mittelstaedt was appointed President and Chief Executive Officer. As a result, 2023 was Mr. Mittelstaedt’s first year as CEO during the periods listed.
	2025(7) ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Average Summary Compensation for NEOs(6)	2,717,573	2,379,877	2,402,293	2,422,886	2,701,713
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	(1,208,607)	(1,185,498)	(1,141,895)	(1,322,500)	(1,230,434)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	1,114,195	1,211,655	1,721,885	1,593,722	2,184,095
Fair Value of Equity Awards Granted during year that Vested during the year	—	—	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	322,402	463,397	321,529	(164,583)	667,336
Change in Fair Value of Awards Granted in Prior Years that Vested during the year	177,615	205,529	215,552	(82,322)	(15,869)
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	32,494	18,789	26,811	18,717	14,450
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—	—	—
Average Compensation Actually Paid for NEOs	3,155,673	3,093,749	3,546,176	2,465,921	4,321,291
(6)
For 2021 through 2024, the NEOs, other than the CEO, included in these tables consisted of Mary Anne Whitney, Darrell W. Chambliss (our former Executive Vice President and Chief Operating Officer), Patrick J. Shea and James M. Little. For 2025, the NEOs, other than the CEO, included in these tables consisted of Mary Anne Whitney, Patrick J. Shea, James M. Little and Domenico D. “Dan” Pio.

(7)
Mr. Pio receives his compensation in Canadian currency. For purposes of this presentation, Canadian dollar amounts have been converted to U.S. dollars based on the Bank of Canada average rate of exchange for the period from January 1, 2025 to December 31, 2025, CAD$1.00 = US$0.7154.

Company Selected Measure Name	ADJUSTED EBITDA
Named Executive Officers, Footnote
(5)
On April 23, 2023, Mr. Mittelstaedt was appointed President and Chief Executive Officer. As a result, 2023 was Mr. Mittelstaedt’s first year as CEO during the periods listed.
(6)
For 2021 through 2024, the NEOs, other than the CEO, included in these tables consisted of Mary Anne Whitney, Darrell W. Chambliss (our former Executive Vice President and Chief Operating Officer), Patrick J. Shea and James M. Little. For 2025, the NEOs, other than the CEO, included in these tables consisted of Mary Anne Whitney, Patrick J. Shea, James M. Little and Domenico D. “Dan” Pio.

Peer Group Issuers, Footnote	(2) Based on initial investment of $100 and a cumulative Total Shareholder Return of the Company and the Dow Jones U.S. Waste & Disposal Services Index.
Adjustment To PEO Compensation, Footnote
(1)
Amounts represent compensation actually paid to our current President and CEO and former President and CEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:
	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation for President and CEO Ronald J. Mittelstaedt(5)	9,757,565	7,276,372	5,755,052	—	—
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	(5,301,060)	(4,179,963)	(2,734,688)	—	—
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	4,917,445	4,272,342	3,461,944	—	—
Fair Value of Equity Awards Granted during year that Vested during the year	—	—	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	1,246,806	613,050	215,703	—	—
Change in Fair Value of Awards Granted in Prior Years that Vested during the year	213,536	170,346	134,740	—	—
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	67,624	34,321	26,810	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—	—	—
Compensation Actually Paid for President and CEO Ronald J. Mittelstaedt	10,901,916	8,186,468	6,859,562	—	—
	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation for Former President and CEO Worthing F. Jackman	—	—	6,297,261	6,970,037	7,283,867
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	—	—	(4,179,938)	(4,260,047)	(3,723,139)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	—	—	—	5,133,731	6,608,795
Fair Value of Equity Awards Granted during year that Vested during the year	—	—	4,456,021	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	—	—	—	(497,785)	1,954,779
Change in Fair Value of Awards Granted in Prior Years that Vested during the year	—	—	(250,450)	(207,460)	(34,004)
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	—	—	—	58,269	44,040
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—	—	—
Compensation Actually Paid for Former President and CEO Worthing F. Jackman	—	—	6,322,894	7,196,745	12,134,338

Non-PEO NEO Average Total Compensation Amount	$ 2,717,573	$ 2,379,877	$ 2,402,293	$ 2,422,886	$ 2,701,713
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,155,673	3,093,749	3,546,176	2,465,921	4,321,291
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Amounts represent compensation actually paid to our current President and CEO and former President and CEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:
	2025(7) ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Average Summary Compensation for NEOs(6)	2,717,573	2,379,877	2,402,293	2,422,886	2,701,713
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	(1,208,607)	(1,185,498)	(1,141,895)	(1,322,500)	(1,230,434)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	1,114,195	1,211,655	1,721,885	1,593,722	2,184,095
Fair Value of Equity Awards Granted during year that Vested during the year	—	—	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	322,402	463,397	321,529	(164,583)	667,336
Change in Fair Value of Awards Granted in Prior Years that Vested during the year	177,615	205,529	215,552	(82,322)	(15,869)
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	32,494	18,789	26,811	18,717	14,450
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—	—	—
Average Compensation Actually Paid for NEOs	3,155,673	3,093,749	3,546,176	2,465,921	4,321,291

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. Total Shareholder Return
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:
Most Important Financial Performance Measures
Adjusted EBITDA
Return on Invested Capital (ROIC)
Free Cash Flow Per Share (FCFPS)
Operating Income (EBIT)
Operating Income as a Percentage of Revenue (EBIT Margin)
Net Cash Provided by Operating Activities as a Percentage of Revenue (CFFO Margin)
For additional details regarding our most important financial performance measures, please see the discussion in the Compensation Discussion and Analysis (CD&A) section of this Proxy Statement.

Total Shareholder Return Amount	$ 177.17	172.14	148.75	131.09	133.8
Peer Group Total Shareholder Return Amount	195.61	185.73	155.77	132.24	139.79
Net Income (Loss)	$ 1,076,600,000	$ 617,600,000	$ 762,800,000	$ 835,700,000	$ 618,000,000
Company Selected Measure Amount	3,124,600,000	2,901,900,000	2,523,000,000	2,220,700,000	1,919,200,000
PEO Name	Ronald J. Mittelstaedt
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)
Adjusted EBITDA is a non-GAAP measure. This section should be read in conjunction with information presented in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025, under the heading “Non-GAAP Financial Measures”, which includes a reconciliation of the non-GAAP financial measures used in this Proxy Statement to GAAP financial measures.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow Per Share (FCFPS)
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Income (EBIT)
Measure:: 5
Pay vs Performance Disclosure
Name	Operating Income as a Percentage of Revenue (EBIT Margin)
Measure:: 6
Pay vs Performance Disclosure
Name	Net Cash Provided by Operating Activities as a Percentage of Revenue (CFFO Margin)
Ronald J. Mittelstaedt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,757,565	$ 7,276,372	$ 5,755,052
PEO Actually Paid Compensation Amount	10,901,916	8,186,468	6,859,562
Worthing F. Jackman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,297,261	6,970,037	7,283,867
PEO Actually Paid Compensation Amount			6,322,894	7,196,745	12,134,338
PEO | Ronald J. Mittelstaedt [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ronald J. Mittelstaedt [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,301,060)	(4,179,963)	(2,734,688)
PEO | Ronald J. Mittelstaedt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,917,445	4,272,342	3,461,944
PEO | Ronald J. Mittelstaedt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,246,806	613,050	215,703
PEO | Ronald J. Mittelstaedt [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ronald J. Mittelstaedt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	213,536	170,346	134,740
PEO | Ronald J. Mittelstaedt [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,624	34,321	26,810
PEO | Ronald J. Mittelstaedt [Member] | Change In Fair Value Of Awards That Were Forfeited During The Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Worthing F. Jackman [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Worthing F. Jackman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,179,938)	(4,260,047)	(3,723,139)
PEO | Worthing F. Jackman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,133,731	6,608,795
PEO | Worthing F. Jackman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(497,785)	1,954,779
PEO | Worthing F. Jackman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,456,021
PEO | Worthing F. Jackman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(250,450)	(207,460)	(34,004)
PEO | Worthing F. Jackman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				58,269	44,040
PEO | Worthing F. Jackman [Member] | Change In Fair Value Of Awards That Were Forfeited During The Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,208,607)	(1,185,498)	(1,141,895)	(1,322,500)	(1,230,434)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,114,195	1,211,655	1,721,885	1,593,722	2,184,095
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	322,402	463,397	321,529	(164,583)	667,336
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	177,615	205,529	215,552	(82,322)	(15,869)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,494	18,789	26,811	18,717	14,450
Non-PEO NEO | Change In Fair Value Of Awards That Were Forfeited During The Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount